Cash and Cash Equivalents and Other Investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Other Investments [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents are as follows:
	December 31,
	2023	2022

Cash	$1,334,415	$4,040,351
Cash equivalents (1)	22,249,920	17,506,035
	$23,584,335	$21,546,386
(1)	Cash equivalents are investments with initial original maturities of less than 90 days and consist primarily of Treasury Bills issued by the United States Treasury Department.